RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Party Transactions [Abstract]
Schedule of related party transactions	Key management personnel remuneration includes the following expenses:

	2021	2020	2019
	$	$	$
Salaries including bonuses	2,137,182	650,950	477,916
Share-based payments	47,956,085	62,190,367	999,616
Total remuneration	50,093,267	62,841,317	1,477,532
Transactions with a shareholder's company exercising significant influence

	2021	2020	2019
	$	$	$
Management Fees	—	—	22,609